Taxation - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Expense Benefits [line items]
Effective tax rate	28.50%	25.80%
Applicable tax rate	19.00%	19.00%	[1]
Bank corporation tax surcharge	8.00%	8.00%
Banking Entities [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	27.00%	27.00%
Non-banking Entities [member]
Income Tax Expense Benefits [line items]
Applicable tax rate	19.00%	19.00%
Finance (No.2) Act 2016 [member] | Bottom of Range [member] | Corporation Tax Rate in 2020 [member]
Income Tax Expense Benefits [line items]
Applicable tax rate		17.00%

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.